Cover	6 Months Ended
Dec. 31, 2025
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	Q2
Entity Registrant Name	Millennium Group International Holdings Limited
Entity File Number	001-41673
Entity Central Index Key	0001903995
Document Period End Date	Dec. 31, 2025
Current Fiscal Year End Date	--06-30